SHARE-BASED PAYMENTS - Summary of Unrecognized Share-Based Payment Arrangements And Weighted Average Amortization Period (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Equity classified share options (excluding Founder Awards)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 1,370	$ 2,644
Weighted average remaining amortization period, years	1 year 8 months 12 days	2 years 6 months
Founders Awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 3,381	$ 4,695
Weighted average remaining amortization period, years	3 years 8 months 12 days	4 years 8 months 12 days
Restricted Share Units (RSU)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 4,446	$ 0
Weighted average remaining amortization period, years	2 years 1 month 6 days